Property and Equipment - Additional Information (Details) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2012 Costa Concordia USD ($)	Nov. 30, 2012 Costa Concordia EUR (€)
Property, Plant and Equipment [Line Items]
Capitalized interest, primarily on ships under construction	$ 21	$ 15	$ 17
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	918	954	832
Insurance proceeds for the ship	0	0	508	508	395
Gain on insurance proceeds				17	14
Ship related expenses				$ 28